EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 79,881
Additions, net of disposals1	8,652
Investment Accounted for Using Equity Method, Share of comprehensive income	972
Distributions received	(1,753)
Foreign currency translation and other	(70)
Balance, end of period	87,682
Disclosure Of Associates And Joint Ventures [Line Items]
Other Comprehensive Income of associate or joint venture	(1,100)
Additions, net of disposals1	$ 8,652